Organization and Business of Companies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1 – Organization and Business of Companies

Iao Kun Group Holding Company Limited (formerly Asia Entertainment & Resources Ltd. and formerly CS China Acquisition Corp.) ("Iao Kun" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”). On September 30, 2013, the Company changed its name from Asia Entertainment & Resources Ltd (“AERL”). The decision to change the name of the Company was to increase the Company’s brand name in Macau.

On October 6, 2009, Iao Kun entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by Iao Kun from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of Iao Kun, as discussed in Note 9.

Upon the closing of the acquisition of AGRL by Iao Kun, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promotion Entities through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profits derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 10.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Jubilee Dynasty Limited ("Jubilee Dynasty"), a subsidiary of AGRL, was incorporated on May 18, 2012.  The main asset of Jubilee Dynasty is the right to 100% of the profit derived by Bao Li Gaming Promotion Limited (“Bao Li” or “Bao Li Gaming”) from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau, pursuant to a profit interest agreement between Jubilee Dynasty and Bao Li effective September 1, 2012.

On September 5, 2012, the Company entered into an agreement to acquire the right to 100% of the profits derived by Bao Li Gaming from the promotion of a VIP gaming room at the City of Dreams Hotel and Casino in Macau as discussed in Note 11.

Frontier Champion Limited ("Frontier Champion"), a subsidiary of AGRL, was incorporated on May 28, 2013.  The main asset of Frontier Champion is the right to 100% of the profit derived by the Collaborator from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau, pursuant to a profit interest agreement between Frontier Champion and the Collaborator effective July 1, 2013.

On June 26, 2013, the Company entered into an agreement to acquire the right to 100% of the profits derived by the Collaborator from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau as discussed in Note 12. Vong Veng Im functions as a Collaborator for the licensed gaming promoter of the VIP gaming rooms at Le Royal Arc Casino in Macau. According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.

Currently, Macau laws do not allow corporate entities, such as Iao Kun, to directly operate a gaming promotion business in Macau.   Consequently, Iao Kun’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies (“Promoter Companies”) and Collaborator (“Vong Veng Im” or “Oriental VIP Room”) (collectively “Promotion Entities”) and for AGRL to exercise effective control over the Promotion Entities.

Management’s determination of the appropriate accounting method with respect to the AGRL VIEs is based on Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 810 “Consolidation of Variable Interest Entities" (“Topic 810”). AGRL consolidates the VIEs because the equity investors in the Promotion Entities do not have the characteristics of a controlling financial interest and Iao Kun through AGRL is the primary beneficiary.

In accordance with FASB ASC Topic 810, the operations of the Promotion Entities are consolidated with those of Iao Kun for all periods subsequent to the closing of the acquisition of AGRL by Iao Kun.

The operations of AGRL's Promotion Entities are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP gaming rooms located in hotels and casinos in Macau. Iao Kun, its subsidiaries (including AGRL) and the Promotion Entities are collectively referred to as the "Group".

VIP Gaming Promoter and Collaborator Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Heng be compensated based upon a mutually agreed upon percentage of the win/losses of the VIP gaming room.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement automatically renews annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that King’s Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Lung be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

Bao Li’s Gaming Promoter Agreement dated as of February 7, 2011 entered into between Melco Crown Gaming (Macau) Limited and Bao Li Gaming which allowed for Bao Li Gaming to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement automatically renews annually. As a matter of convenience and to maintain flexibility in remuneration methods, the Company also entered into an agreement with Melco Crown Gaming (Macau) Limited to share in the casino’s VIP gaming room wins/losses from the players recruited by the Company. Either the Gaming Promoter or the Casino Operator may adjust these arrangements with adequate notice and agreement by both parties to the arrangement. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Bao Li Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room.

The Collaborator Agreement dated December 17, 2012 entered into between the licensed gaming promoter of Le Royal Arc Casino and Vong Veng Im as Collaborator allows the Collaborator to be compensated based upon a mutually agreed-upon percentage of the win/losses of the Oriental VIP Room at the Le Royal Arc Casino.